Long-lived Assets, Other than Financial Instruments and Deferred Tax Assets, Based on Location of Legal Entity that Owns Asset (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
UNITED STATES
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	81.00%	80.00%	88.00%
SOUTH AFRICA
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	5.00%	5.00%	7.00%
CANADA
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	4.00%	2.00%	2.00%
Other Country
Segment Reporting Information [Line Items]
Long-lived assets, other than financial instruments and deferred tax assets	10.00%	13.00%	3.00%